Offerings - Offering: 1	Oct. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Scancell American Depositary Shares, each representing 10 ordinary shares of Scancell Holdings plc
Amount Registered | shares	5,411,334
Proposed Maximum Offering Price per Unit	3.425
Maximum Aggregate Offering Price	$ 18,533,818.95
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,612.44
Offering Note	All ordinary shares being registered are issued by Scancell Holdings plc, a public limited company incorporated under the laws of England and Wales ("Scancell"), in connection with the Agreement and Plan of Merger (the "Merger Agreement"), dated as of July 23, 2026, by and among Scancell, Scancell Merger Sub, Inc., a Delaware corporation and an indirect, wholly-owned subsidiary of Scancell and Neuphoria Therapeutics Inc., a Delaware corporation ("Neuphoria"), as described in the proxy statement/prospectus included in the registration statement (the "Registration Statement") to which this filing fee table is attached. Capitalized terms used but not defined in this filing fee table have the respective meanings given to them in this Registration Statement. All ordinary shares will be represented by American Depositary Shares ("ADSs"), with each ADS representing 10 ordinary shares. ADSs issuable upon deposit of the ordinary shares registered hereby will be registered pursuant to a separate Registration Statement on Form F-6. Pursuant to Rule 457(o) promulgated under the Securities Act, the registration fee is being calculated based on the maximum aggregate offering price of all the securities listed in the Calculation of Filing Fee table. The filing fee is estimated pursuant to Rule 457(f)(1) under the Securities Act, based on the average of the high and low sales prices of Neuphoria Common Stock as reported on The Nasdaq Stock Market on October 7, 2026, multiplied by 5,411,334, the estimated maximum number of shares of Neuphoria Common Stock that may be exchanged for the Scancell ADSs registered hereby.